--------------------------------------------------------------------------------

Alliance
Municipal
Trust

 - General Portfolio

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                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

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

STATEMENT OF NET ASSETS
June 30, 1999                       Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-95.5%
           ALABAMA-4.2%
           Decatur Solid Waste IDB
           (Trico Steel Co. Project)
           AMT VRDN
$  25,000  3/01/26 (b)......................    3.55%             $   25,000,000
           Decatur Solid Waste IDB
           (Trico Steel Co. Project)
           Series '98 AMT VRDN
   17,000  1/01/27 (b)......................    3.55                  17,000,000
           Mobile IDA
           (Hosea O Weaver & Sons Project)
           Series '99 AMT VRDN
    5,000  3/01/09 (b)......................    4.00                   5,000,000
           Montgomery IDB
           (Alcool Inc. Project)
           Series '99 AMT VRDN
    2,460  2/01/07 (b)......................    3.90                   2,460,000
                                                                  --------------
                                                                      49,460,000
                                                                  --------------
           ALASKA-1.3%
           Alaska IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN
   15,600  5/01/09 (b)......................    3.40                  15,600,000
                                                                  --------------
           ARIZONA-2.0%
           Flagstaff IDA
           (Woodcrest Apartments)
           AMT VRDN
    7,855  2/01/24 (b)......................    3.55                   7,855,000
           Phoenix Civic
           Improvement Authority
           (Sub Excise Tax)
           Series '95 AMT VRDN
    9,850  6/01/20 (b)......................    3.50                   9,850,000
           Phoenix IDA MFHR
           (Ventana Palms Apartments)
           Series '94 AMT VRDN
    5,000  2/01/24 (b)......................    3.55                   5,000,000
                                                                  --------------
                                                                      22,705,000
                                                                  --------------
           ARKANSAS-1.9%
           Miller County
           (Tyson Foods, Inc. Project)
           Series '96 AMT VRDN
    7,500  11/01/21 (b).....................    3.80                   7,500,000
           Union County Solid Waste
           (Deltic Timber/Temple Inland)
           AMT VRDN
   14,500  10/01/27 (b).....................    3.55                  14,500,000
                                                                  --------------
                                                                      22,000,000
                                                                  --------------
           DELAWARE-4.5%
           Delaware Economic
           Development Authority IDR
           (Delaware Clean Power Project)
           Series '97A AMT VRDN
   52,800  8/01/29 (b)......................    3.55                  52,800,000
                                                                  --------------
           DISTRICT OF COLUMBIA-0.7%
           District of Columbia
           HFA SFMR
           Home Mortgage Revenue
           Series '99B AMT
    8,000  6/15/00..........................    3.30                   8,000,000
                                                                  --------------
           FLORIDA-0.9%
           Alachua County IDR
           (Florida Rock Industries Inc.)
           AMT VRDN
    2,500  11/01/22 (b).....................    3.90                   2,500,000
           Highlands County HFA
           (Adventist/Sunbelt)
           Series A VRDN
    5,900  11/15/26 (b).....................    3.75                   5,900,000
           St. Lucie County PCR
           (Florida Power & Light)
           Series '93 AMT VRDN
    2,300  1/01/27 (b)......................    3.55                   2,300,000
                                                                  --------------
                                                                      10,700,000
                                                                  --------------
           GEORGIA-3.4%
           Georgia HFA
           Series '98C-2 AMT PPB
    4,000  12/01/26 (b).....................    3.25                   4,000,000
           Gwinett County IDA
           (Network Publications Project)
           Series '98 AMT
           VRDN
      900  3/01/08 (b)......................    3.90                     900,000
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series '98 AMT VRDN
   12,000  7/01/32 (b)......................    3.45                  12,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Richmond County
           SWDR
           (Evergreen Nylon
           Recycling Project)
           Series '99 AMT VRDN
$  11,800  7/01/32 (b)......................    3.45%             $   11,800,000
           Savannah Economic
           Development Authority
           Facility Revenue
           (Georgia Kaolin)
           Series '97 AMT VRDN
    3,000  7/01/27 (b)......................    3.90                   3,000,000
           Summerville IDA
           (Image Industries Project)
           Series '97 AMT VRDN
    8,000  9/01/17 (b)......................    3.90                   8,000,000
                                                                  --------------
                                                                      39,700,000
                                                                  --------------
           HAWAII-1.1%
           Hawaii Department of
           Budget & Finance
           (Wailuku River Hydro Project)
           Series '91 AMT VRDN
   13,313  12/01/21 (b).....................    4.50                  13,312,500
                                                                  --------------
           ILLINOIS-10.5%
           Aurora, Kane, Du Page,
           Will & Kendal
           Counties IDR
           (A & B Holdings LLC Project)
           Series '97A AMT VRDN
    1,240  10/01/27 (b)........ .............   3.75                   1,240,000
           Aurora, Kane, Du Page,
           Will & Kendal
           Counties IDR
           (Yeomans Chicago Project)
           Series '98 AMT VRDN
    6,000  11/01/28 (b)......................   3.80                   6,000,000
           Chicago Airport Revenue
           (Northwest Airlines Project)
           Series B AMT VRDN
   16,800  2/01/24 (b).......................   4.70                  16,800,000
           Chicago Airport Revenue
           (O'Hare International Airport)
           Series '88A AMT VRDN
   24,200  1/01/18 (b).......................   3.40                  24,200,000
           Chicago Development
           Finance Authority
           SFMR
           Series '99B AMT VRDN
    4,000  4/01/00 (b).......................   3.25                   4,000,000
           Chicago IDR
           (BTI, Inc. Project)
           Series A AMT VRDN
    3,800  9/01/27 (b).......................   3.95                   3,800,000
           Elmhurst Hospital Revenue
           (Joint Comm. Health Org.)
           Series '88 VRDN
    5,360  7/01/18 (b).......................   3.65                   5,360,000
           Franklin Park IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN
    5,000  2/01/07 (b).......................   3.65                   5,000,000
           Illinois Development
           Finance Authority
           (Tajon Warehousing Corp.)
           Series A AMT VRDN
    3,100  1/01/10 (b).......................   3.75                   3,100,000
           Illinois Development
           Finance Authority
           (Valspar Corp.)
           Series '95 AMT VRDN
    6,000  8/01/15 (b).......................   3.75                   6,000,000
           Illinois Development
           Finance Authority IDR
           (Landcomp Corp. Project)
           Series '98A AMT VRDN
    4,699  7/01/18 (b).......................   3.70                   4,699,000
           Illinois Development
           Finance Authority IDR
           (R.A. Zweig, Inc. Project)
           Series '98 AMT VRDN
    6,770  6/01/18 (b).......................   3.60                   6,770,000
           Illinois Development
           Finance Authority MFHR
           (Lakeview Partners 1)
           Series '98 AMT VRDN
    5,290  1/01/28 (b).......................   3.75                   5,290,000
           Illinois Development
           Finance Authority PCR
           (Illinois Power Project)
           Series '87C AMT VRDN
   20,000  3/01/17 (b).......................   3.65                  20,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Illinois Housing
           Development Authority
           SFMR
           Series '98 A-2 AMT PPB
$   5,000  8/01/28 (b).......................   3.10%             $    5,000,000
           Lake County IDB
           (Okamato Corp.)
           Series '85 AMT VRDN
    3,100  10/01/15 (b)......................   4.50                   3,100,000
           Rock Island
           (Quad City International
           Airport Project)
           Series '98 AMT VRDN
    2,730  12/01/18 (b)......................   3.70                   2,730,000
                                                                  --------------
                                                                     123,089,000
                                                                  --------------
           INDIANA-4.1%
           Columbia City
           (Precision Plastics Project)
           Series '97 AMT VRDN
    3,700  11/30/17 (b)........ .............   3.65                   3,700,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '97 AMT VRDN
   10,000  10/01/27 (b)......................   3.50                  10,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '98 AMT VRDN
    6,000  1/01/28 (b).......................   3.50                   6,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series '99A AMT
           VRDN
   10,000  1/01/29 (b).......................   3.50                  10,000,000
           Indiana Development
           Finance Authority
           (USX Corp. Project)
           PPB
    9,700  12/01/22 (b)......................   3.00                   9,700,000
           Princeton IDA
           (Orion Denki America, Inc. Project)
           Series '87 AMT VRDN
    3,545  5/01/17 (b).......................   4.90                   3,545,000
           Valparaiso IDA
           (Block Heavy &  Highway Products)
           Series '99 AMT VRDN
    5,200  5/01/19 (b).......................   3.70                   5,200,000
                                                                  --------------
                                                                      48,145,000
                                                                  --------------
           KANSAS-0.3%
           Butler County
           (Texaco Inc. Project)
           Series '96B VRDN AMT
    3,000  8/01/24 (b).......................   3.55                   3,000,000
                                                                  --------------
           KENTUCKY-2.8%
           Bowling Green IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN
    5,400  3/01/25 (b).......................   3.85                   5,400,000
           Hopkinsville IDR
           (American Precision)
           AMT VRDN
    3,000  5/01/00 (b).......................   4.95                   3,000,000
           Jefferson County IDR
           (Strawberry Lane Venture)
           AMT VRDN
    2,510  7/01/19 (b).......................   3.75                   2,510,000
           Kentucky Development
           Finance Authority
           (Hesco Project)
           AMT VRDN
    5,800  2/01/08 (b).......................   3.55                   5,800,000
           Kentucky Rural
           Economic Development Authority
           (Heaven Hill Project)
           AMT VRDN
    2,400  10/01/16 (b)......................   3.75                   2,400,000
           Louisville & Jefferson
           Airport Authority
           Series '97AA-1 AMT
           VRDN
    5,000  6/30/02 (b).......................   3.70                   5,000,000
           Montgomery County
           (Conn Fineblanking Corp. Project)
           Series '96 AMT VRDN
    5,500  8/01/15 (b).......................   3.90                   5,500,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Perry County Solid
           Waste Disposal Revenue
           (TJ International Project)
           Series '98 AMT
           VRDN
$   3,355  9/01/28 (b).......................   3.55%             $    3,355,000
                                                                  --------------
                                                                      32,965,000
                                                                  --------------
           LOUISIANA-2.0%
           Calcasieu Parish IDR
           (Hydroserve Westlake)
           VRDN
    4,400  6/01/25 (b).......................   3.60                   4,400,000
           Louisiana Public
           Facilities Authority
           (Hospital Equipment
           Finance Program)
           Series '85A VRDN
    5,900  12/01/05 (b)......................   3.70                   5,900,000
           West Baton Rouge IDA
           (Dow Chemical Co. Dist #3)
           Series '93 AMT VRDN
   13,100  12/01/23 (b)......................   3.60                  13,100,000
                                                                  --------------
                                                                      23,400,000
                                                                  --------------
           MAINE-0.1%
           Maine Finance Authority
           (William Arthur, Inc.)
           Series '97 AMT VRDN
    1,500  10/01/12 (b)......................   3.60                   1,500,000
                                                                  --------------
           MICHIGAN-0.2%
           Michigan Strategic Fund
           (Donnelly Corp. Project)
           Series A AMT VRDN
    2,000  3/01/10 (b).......................   3.75                   2,000,000
                                                                  --------------
           MISSISSIPPI-1.7%
           Mississippi Business
           Finance Corp. SWDR
           (Red Hills Project)
           Series '98 AMT VRDN
   13,000  10/01/28 (b)......................   3.60                  13,000,000
           Prentiss County IDA
           (Heidelberg Eastern)
           AMT VRDN
    6,650  10/01/17 (b)......................   3.50                   6,650,000
                                                                  --------------
                                                                      19,650,000
                                                                  --------------
           MISSOURI-1.3%
           Missouri Health &
           Education Facilities
           (Stowers Institute)
           Series '98 VRDN
   10,000  4/01/38 (b).......................   3.55                  10,000,000
           St. Louis IDA
           (Hammert's Iron Works, Inc.)
           Series '99 AMT VRDN
    4,900  6/01/09 (b).......................   3.90                   4,900,000
                                                                  --------------
                                                                      14,900,000
                                                                  --------------
           MONTANA-1.3%
           Montana Board of Investments PCR
           (Colstrip Project)
           Series '89A AMT PPB
   14,800  12/30/15 (b)......................   3.25                  14,800,000
                                                                  --------------
           NEBRASKA-1.5%
           Stanton County IDR
           (Nucor Corp. Project)
           Series '96 AMT
           VRDN
    8,800  11/01/26 (b)......................   3.55                   8,800,000
           Stanton County IDR
           (Nucor Corp. Project)
           Series '98 AMT
           VRDN
    5,700  6/01/28 (b).......................   3.55                   5,700,000
           York County IDR
           (Epco Carbondioxide Products)
           Series '98 AMT VRDN
    3,000  9/01/08 (b).......................   3.90                   3,000,000
                                                                  --------------
                                                                      17,500,000
                                                                  --------------
           NEVADA-0.8%
           Director Department
           Business & Industry IDR
           (575 Mill St. LLC Project)
           Series A VRDN
    3,500  12/01/28 (b)......................   3.90                   3,500,000
           Nevada Housing Division
           (Multi-unit Housing Revenue,
           Cheyenne Villas Project)
           Series I VRDN
    6,080  4/01/31 (b).......................   3.65                   6,080,000
                                                                  --------------
                                                                       9,580,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           NEW HAMPSHIRE-1.9%
           New Hampshire HFA
           MFHR
           (Countryside Ltd. Project)
           Series '94 AMT VRDN
$  16,100  7/01/24 (b).......................  3.55%              $   16,100,000
           New Hampshire IDA
           (SCI Manufacturing, Inc.)
           Series '89 AMT VRDN
    5,700  6/01/14 (b).......................  3.95                    5,700,000
                                                                  --------------
                                                                      21,800,000
                                                                  --------------
           NEW JERSEY-1.1%
           Jersey City BAN
           (School Promissory Notes)
           Series '98
    8,200  9/17/99...........................  3.44                    8,209,647
           Jersey City BAN
           (Water Notes)
           Series '98
    4,500  9/17/99...........................  3.44                    4,505,294
                                                                  --------------
                                                                      12,714,941
                                                                  --------------
           NORTH CAROLINA-1.2%
           Agricultural Finance Authority
           (Cittero USA Corp.)
           Series '98 AMT
           VRDN
    4,700  3/01/13 (b).......................  3.90                    4,700,000
           Halifax County
           (Louisville Gas & Electric)
           Series '93 AMT VRDN
    6,000  6/01/21 (b).......................  3.70                    6,000,000
           Johnston County IDA
           (Mebane Packaging Corp.)
           Series '92 AMT VRDN
    3,700  6/01/03 (b).......................  3.90                    3,700,000
                                                                  --------------
                                                                      14,400,000
                                                                  --------------
           NORTH DAKOTA-1.6%
           Hebron IDR
           (Dacco Inc. Project)
           Series '98 AMT VRDN
    3,000  3/01/15 (b).......................  3.80                    3,000,000
           North Dakota HFA SFMR
           (Home Mortgage Revenue)
           Series '98D AMT
   15,000  11/01/99..........................  3.10                   15,049,274
                                                                  --------------
                                                                      18,049,274
                                                                  --------------
           OHIO-0.7%
           Ohio Water
           Development Authority
           (Phillips Morris Co.)
           Series '97 VRDN
    7,500  9/01/18 (b).......................  3.65                    7,500,000
                                                                  --------------
           OKLAHOMA-0.1%
           Broken Arrow
           (Paragon Films Project)
           AMT VRDN
    1,000  8/01/04 (b).......................  4.08                    1,000,000
                                                                  --------------
           OREGON-2.5%
           Oregon Economic
           Development Authority
           (Toyo Tanso USA)
           Series CXLVII
           AMT VRDN
    3,000  2/01/12 (b).......................  4.08                    3,000,000
           Oregon Economic
           Development Corp. IDR
           (McFarland Cascade Project)
           AMT VRDN
    1,690  11/01/16 (b)......................  3.80                    1,690,000
           Oregon HFA SFMR
           (Mortgage Revenue)
           Series '98I AMT PPB
    4,130  12/02/99 (b)......................  3.15                    4,130,000
           Port of Portland IDR
           (Portland Bulk Terminals)
           Series '96 AMT
           VRDN
   20,000  10/01/25 (b)......................  3.70                   20,000,000
                                                                  --------------
                                                                      28,820,000
                                                                  --------------
           PENNSYLVANIA-0.7%
           Montgomery County
           (PA Higher Education & Health Loan)
           Series '96A VRDN
    8,640  4/01/17 (b).......................  3.60                    8,640,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           SOUTH CAROLINA-4.7%
           Berkeley County IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN
$  18,900  9/01/28 (b).......................  3.55%              $   18,900,000
           Berkeley County IDB
           (Nucor Corp. Project)
           Series '96 AMT VRDN
   25,000  3/01/29 (b).......................  3.55                   25,000,000
           Marlboro County Solid
           Waste Revenue
           (Willamette Industries)
           Series '96 AMT VRDN
   11,200  8/01/15 (b).......................  3.50                   11,200,000
                                                                  --------------
                                                                      55,100,000
                                                                  --------------
           TENNESSEE-10.6%
           Fayetteville & Lincoln
           County IDR
           (V.A.W. of America Project)
           Series '97 AMT VRDN
    2,800  10/01/12 (b)......................  3.95                    2,800,000
           Knox County Health
           Educational & Housing Board
           (Tha Solutions Group)
           Series '99 VRDN
   10,000  5/01/29 (b).......................  3.50                   10,000,000
           Memphis-Shelby County
           Airport Revenue
           Series '96B AMT
           VRDN
   28,700  3/01/14 (b).......................  3.70                   28,700,000
    5,700  3/01/10 (b).......................  3.70                    5,700,000
           Stewart County IDR
           (Standard Gypsum Project)
           Series '99 AMT VRDN
   32,150  5/01/34 (b).......................  3.55                   32,150,000
           Volunteer State Student Loan
           (Student Funding Corp.)
           Series '87A-2 AMT
           VRDN
    4,200  12/01/17 (b)......................  3.55                    4,200,000
           Volunteer State Student Loan
           (Student Funding Corp.)
           Series '87A-3 AMT
           VRDN
   40,000  12/01/17 (b)......................  3.55                   40,000,000
                                                                  --------------
                                                                     123,550,000
                                                                  --------------
           TEXAS-6.0%
           Brazos River Harbor
           Navigation District
           (Dow Chemical Co. Project)
           Series '97 AMT VRDN
    5,400  5/01/27 (b).......................  3.60                    5,400,000
           Calhoun County IDA
           (Formosa Plastics Corp.)
           Series '94 AMT
           VRDN
    4,000  11/01/15 (b)......................  3.45                    4,000,000
           Corpus Christi IDA
           (De Deitrich Inc.)
           AMT VRDN
    5,000  11/01/08 (b)......................  3.50                    5,000,000
           Gulf Coast IDA
           (Air Products Project)
           AMT VRDN
    9,300  6/01/34 (b).......................  3.65                    9,300,000
           Gulf Coast IDA
           (Gruma Corp. Project)
           AMT VRDN
    6,440  11/01/09 (b)......................  3.55                    6,440,000
           Panhandle Plains
           Student Loan Revenue
           Series '98A AMT
           VRDN
    7,200  10/01/02..........................  3.40                    7,200,000
           Port Beaumont IDR
           (EPCO Carbondioxide Products)
           Series '98 AMT VRDN
    5,000  5/01/08 (b).......................  3.90                    5,000,000
           San Antonio IDA
           (Gruma Corp. Project)
           AMT VRDN
    4,095  11/01/09 (b)......................  3.55                    4,095,000
           Texas TRAN
   24,000  8/31/99...........................  2.97                   24,058,440
                                                                  --------------
                                                                      70,493,440
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           UTAH-6.0%
           Clinton City MFHR
           (Country Pines)
            Series '97 AMT VRDN
$   2,900  8/01/19 (b).......................  3.70%              $    2,900,000
           Salt Lake City Airport
           Revenue
           Series '96A AMT VRDN
   24,300  6/27/01 (b).......................  3.70                   24,300,000
           Salt Lake County IDR
           (SPS Technologies Inc. Project)
           AMT VRDN
    4,500  12/01/12 (b)......................  3.75                    4,500,000
           Salt Lake County
           Solid Waste
           (Kennecott Copper)
           AMT VRDN
    7,200  8/01/30 (b).......................  3.50                    7,200,000
           UTAH HFA SFMR
           Series '98-4 AMT
           VRDN
   11,650  7/01/32 (b).......................  3.60                   11,650,000
           UTAH HFA SFMR
           Series '99-2 AMT VRDN
   19,090  7/01/32 (b).......................  3.75                   19,090,000
                                                                  --------------
                                                                      69,640,000
                                                                  --------------
           VERMONT-0.5%
           Vermont HEFA
           (Capital Asset Finance Program)
           Series '97-2 VRDN
    5,265  6/01/27 (b).......................  3.60                    5,265,000
                                                                  --------------
           VIRGINIA-0.7%
           Henrico County IDA
           (White Oak Semiconductor-B)
           AMT VRDN
    4,000  10/01/27 (b)......................  3.55                    4,000,000
           King George County
           Solid Waste
           (Garnet of Virginia, Inc.)
           Series '96 AMT VRDN
    4,290  9/01/21 (b).......................  3.90                    4,290,000
                                                                  --------------
                                                                       8,290,000
                                                                  --------------
           WASHINGTON-6.9%
           Olympia Economic
           Development Authority
           (Lemay Enterprises Project)
           Series '99 AMT VRDN
    3,000  4/01/19 (b).......................  3.75                    3,000,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '91 AMT VRDN
    6,400  6/01/06 (b).......................  3.55                    6,400,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '92 AMT VRDN
    9,550  12/01/07 (b)......................  3.55                    9,550,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series '92B AMT VRDN
    6,000  8/01/07 (b).......................  3.55                    6,000,000
           Washington Housing
           Finance Commission MFHR
           (Assisted Living Concepts)
           AMT VRDN
    6,400  1/01/17 (b).......................  3.80                    6,400,000
           Washington Housing Finance
           Commission MFHR
           (Brittany Park Project)
           Series A AMT VRDN
    5,000  10/01/21 (b)......................  3.80                    5,000,000
           Washington Housing
           Finance Commission
           MFHR
           (Evergreen Ridge Apts. Project)
           AMT VRDN
    2,355  12/01/24 (b)......................  3.80                    2,355,000
           Washington Housing Finance
           Commission MFHR
           (Hamilton Place)
           AMT VRDN
    2,960  7/01/28 (b).......................  3.85                    2,960,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           Washington Housing Finance
           Commission MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN
$   9,435  7/01/25 (b).......................  3.85%              $    9,435,000
           Washington Housing Finance
           Commission MFHR
           (Larkin Place Apts.)
           Series '96 AMT VRDN
    5,490  7/01/28 (b).......................  3.85                    5,490,000
           Washington Housing Finance
           Commission MFHR
           (LTC Properties Inc. Project)
           AMT VRDN
    2,095  12/01/15 (b)......................  3.80                    2,095,000
           Washington Housing Finance
           Commission MFHR
           (Marketplace Apts.)
           Series '97A AMT VRDN
    6,020  7/01/29 (b).......................  3.85                    6,020,000
           Washington Housing Finance
           Commission MFHR
           (Merrill Gardens Apts.)
           Series '97A AMT VRDN
    2,000  7/01/22 (b).......................  3.80                    2,000,000
           Washington Housing Finance
           Commission MFHR
           (Oxford Square Apts.)
           Series '98A AMT VRDN
    2,250  12/01/28 (b)......................  3.80                    2,250,000
           Washington Housing Finance
           Commission MFHR
           (Pacific Inns Apts. Project)
           Series A AMT VRDN
    2,575  5/01/28 (b).......................  3.80                    2,575,000
           Washington Housing Finance
           Commission MFHR
           (Sherwood Springs Apts.)
           AMT VRDN
    3,720  9/01/27 (b).......................  3.80                    3,720,000
           Washington Housing Finance
           Commission MFHR
           (Twin Ponds)
           Series '98A AMT VRDN
    4,515  2/01/28 (b).......................  3.85                    4,515,000
           Yakima County IDR
           (Can-Am Millwork, Ltd.)
           AMT VRDN
    1,315  12/01/14 (b)......................  3.85                    1,315,000
                                                                  --------------
                                                                      81,080,000
                                                                  --------------
           WEST VIRGINIA-2.3%
           Marion County Solid Waste
           (Grant Town Cogeneration Project)
           AMT VRDN
    5,900  10/01/17 (b)......................  3.60                    5,900,000
           Marion County Solid Waste
           (Grant Town Cogeneration Project)
           Series '92A AMT VRDN
    8,700  10/01/17 (b)......................  3.55                    8,700,000
           Putnam County Solid Waste
           (Toyota Motor Manufacturing
           Project)
           Series '98 A AMT VRDN
   12,600  6/01/28 (b).......................  3.50                   12,600,000
                                                                  --------------
                                                                      27,200,000
                                                                  --------------
           WISCONSIN-0.8%
           Ladysmith Solid Waste
           (Cityforest Corp. Project)
           Series '98 AMT VRDN
    7,500  3/01/28 (b).......................  4.00                    7,500,000
           Onalaska IDR
           (Empire Screen Printing)
           Series '98 AMT VRDN
    2,200  5/01/18 (b).......................  3.70                    2,200,000
                                                                  --------------
                                                                       9,700,000
                                                                  --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                         Yield                   Value
--------------------------------------------------------------------------------
           WYOMING-0.6%
           Wyoming Community
           Development Authoriry MFHR
           (Mountainside)
           Series A FSA AMT VRDN
$   7,300  9/01/28 (b).......................  3.40%              $    7,300,000
                                                                  --------------
           Total Municipal Bonds
           (amortized cost $1,115,349,155)...                      1,115,349,155
                                                                  --------------
           COMMERCIAL PAPER-3.9%
           COLORADO-1.8%
           Denver County Airport Revenue
           Series A AMT VRDN
   20,900  9/16/99 (b).......................   3.20                  20,900,000
                                                                  --------------
           ILLINOIS-0.5%
           Illinois Educational
           Facility Authority
           (Pooled Financing Authority)
    5,700  7/29/99...........................   3.10                   5,700,000
                                                                  --------------
           TEXAS-1.6%
           Calhoun County Port Revenue
           (British Petroleum)
           Series '98 AMT VRDN
   19,500  8/25/99 (b).......................   3.20                  19,500,000
                                                                  --------------
           Total Commercial Paper
           (amortized cost $46,100,000) .....                         46,100,000
                                                                  --------------
           TOTAL INVESTMENTS-99.4%
           (amortized cost $1,161,449,155)...                     1,161,449,155
           Other assets less
           liabilities-0.6%                                            6,649,828
                                                                  --------------
           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 1,170,016,773
           shares outstanding)...............                     $1,168,098,983
                                                                  ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     FSA   Financial Security Assurance
     HEFA  Housing & Educational Facility Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDB   Industrial Development Board
     IDR   Industrial Development Revenue
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue
     SFMR  Single Family Mortgage Revenue
     SWDR  Solid Waste Disposal Revenue
     TRAN  Tax & Revenue Anticipation Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999           Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
  Interest .......................................................   $44,570,192
EXPENSES
  Advisory fee (Note B) ............................  $ 6,583,961
  Distribution assistance and administrative
    service (Note C) ...............................    5,389,906
  Transfer agency (Note B) .........................      543,402
  Registration fees ................................      312,037
  Custodian fees ...................................      207,513
  Printing .........................................       83,916
  Audit and legal fees .............................       21,207
  Trustees' fees ...................................        3,346
  Miscellaneous ....................................       36,264
                                                      -----------
  Total expenses .................................................    13,181,552
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................   $31,388,640
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                              Year Ended        Year Ended
                                                            June 30, 1999     June 30, 1998
                                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income .................................  $    31,388,640   $    33,462,474
  Net realized gain on investment transactions ..........              -0-                81
  Net change in unrealized appreciation of investments ..              -0-            (6,527)
                                                           ---------------   ---------------
  Net increase in net assets from operations ............       31,388,640        33,456,028
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .................................      (31,388,640)      (33,462,474)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E) ......................      (27,868,898)      216,455,594
                                                           ---------------   ---------------
  Total increase (decrease) .............................      (27,868,898)      216,449,148
NET ASSETS
  Beginning of year .....................................    1,195,967,881       979,518,733
                                                           ---------------   ---------------
  End of year ...........................................  $ 1,168,098,983   $ 1,195,967,881
                                                           ===============   ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Port folio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $196,509 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $3,135 under an expense offset arrangement with Alliance Fund Services.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $3,295,388. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $2,094,518 of which $108,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999 the Portfolio had a capital loss carryforward of $1,907,790, of which $1,127 expires in 2001, $134,924 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $1,170,006,773. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     1999              1998
                                                --------------   ---------------
Shares sold ..................................   2,838,180,843    4,949,415,097
Shares issued on reinvestments of dividends ..      31,388,640       33,462,474
Shares redeemed ..............................  (2,897,438,381)  (4,766,421,977)
                                                --------------   --------------
Net increase (decrease) ......................     (27,868,898)     216,455,594
                                                ==============   ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                      Year Ended June 30,
                                                        ------------------------------------------------
                                                          1999      1998      1997      1996      1995
                                                        --------  --------  --------  --------  --------
Net asset value, beginning of year.....................  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                         ------    ------    ------    ------    ------
Income From Investment Operations
Net investment income..................................    .024      .028      .028      .029      .028(a)
Net realized and unrealized loss on investments........      -0-       -0-       -0-       -0-    (.003)
                                                         ------    ------    ------    ------    ------
Net increase in net asset value from operations........    .024      .028      .028      .029      .025
                                                         ------    ------    ------    ------    ------
Add: Capital Contributions
Capital contributed by the Adviser.....................      -0-       -0-       -0-       -0-     .003
                                                         ------    ------    ------    ------    ------
Less: Dividends
Dividends from net investment income...................   (.024)    (.028)    (.028)    (.029)    (.028)
                                                         ------    ------    ------    ------    ------
Net asset value, end of year...........................   $1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                         ======    ======    ======    ======    ======
Total Return
Total investment return based on net asset value (b)..     2.42%     2.85%     2.81%     2.93%     2.83%(c)
Ratios/Supplemental Data
Net assets, end of year (in millions).................   $1,168    $1,196      $980    $1,148    $1,189
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements.........     1.00%      .98%      .94%      .95%      .94%
  Expenses, before waivers and reimbursements.........     1.00%      .98%      .94%      .95%      .95%
  Net investment income...............................     2.38%     2.81%     2.76%     2.90%     2.78%(a)

--------------------------------------------------------------------------------

(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  The capital contribution by the Adviser had no effect on total return.

INDEPENDENT AUDITOR'S REPORT        Alliance Municipal Trust - General Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - General Portfolio

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

                      (This page left intentionally blank.)

Alliance Municipal Trust - General Portfolio                     ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
Yields. For current recorded yield information on Alliance        New York, NY
Municipal Trust, call on a touch-tone telephone toll-free        Permit No. 7131
(800) 251-0539 and press the following sequence of keys:         ---------------

-  -  -  -  -  -  -
1  #  1  #  6  4  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital[LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTAR699